UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22022
Advent Claymore Convertible Securities and Income Fund II
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2016 – July 31, 2016

Item 1.    Schedule of Investments.
Attached hereto.

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Shares	Value
COMMON STOCKS† - 8.6%
Consumer, Non-cyclical - 5.2%
Cigna Corp.[1]	19,181	$2,473,582
Biogen, Inc.*	6,000	1,739,580
Gilead Sciences, Inc.[1]	20,800	1,652,976
RELX N.V.[1]	90,000	1,627,893
Imperial Brands plc[1]	30,000	1,586,668
Olympus Corp.[1]	30,000	1,047,958
Roche Holding AG	4,000	1,024,368
Total Consumer, Non-cyclical		11,153,025
Industrial - 1.2%
BAE Systems plc[1]	240,000	1,701,580
Koninklijke Philips N.V.[1]	28,512	761,061
Total Industrial		2,462,641
Consumer, Cyclical - 0.9%
General Motors Co.[1]	64,000	2,018,560
Financial - 0.7%
Unibail-Rodamco SE REIT[1]	5,580	1,535,936
Basic Materials - 0.6%
LyondellBasell Industries N.V. — Class A1	16,000	1,204,160
Total Common Stocks
(Cost $19,383,266)		18,374,322
CONVERTIBLE PREFERRED STOCKS† - 12.0%
Consumer, Non-cyclical - 4.6%
Allergan plc
5.50% due 03/01/18[1]	4,232	3,793,310
Teva Pharmaceutical Industries Ltd.
7.00% due 12/15/18	4,156	3,690,528
Anthem, Inc.
5.25% due 05/01/18[1]	50,310	2,237,286
Total Consumer, Non-cyclical		9,721,124
Financial - 3.3%
Wells Fargo & Co.
7.50% [1,2]	4,519	6,028,346
AMG Capital Trust II
5.15% due 10/15/37[1]	15,996	884,779
Total Financial		6,913,125
Communications - 1.9%
Frontier Communications Corp.
11.13% due 06/29/18[1]	41,399	4,093,533
Energy - 1.0%
Hess Corp.
8.00% due 02/01/19[1]	31,600	2,109,616
Basic Materials - 0.8%
Alcoa, Inc.
5.38% due 10/01/17[1]	48,350	1,750,270
Industrial - 0.4%
Belden, Inc.
6.75% due 07/15/19	7,832	837,006
Total Convertible Preferred Stocks
(Cost $25,841,910)		25,424,674

	Shares	Value
SHORT TERM INVESTMENTS† - 10.1%
Goldman Sachs Financial Prime Obligations - Administration Share Class
0.09%[3]	21,373,359	$21,373,359
Total Short Term Investments
(Cost $21,373,359)		21,373,359
	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 75.6%
Technology - 16.9%
Integrated Device Technology, Inc.
0.88% due 11/15/22[1,4]	2,423,000	2,453,288
Lam Research Corp.
1.25% due 05/15/18[1]	1,572,000	2,405,160
Microchip Technology, Inc.
1.63% due 02/15/25[1]	1,878,000	2,247,731
Kingsoft Corp. Ltd.
1.25% due 04/11/19	16,000,000 HKD	2,035,065
Intel Corp.
2.95% due 12/15/35[1]	1,369,000	1,801,090
NXP Semiconductors N.V.
1.00% due 12/01/19[1]	1,608,000	1,794,929
STMicroelectronics N.V.
0.00% due 07/03/19[5]	1,800,000	1,756,800
Cornerstone OnDemand, Inc.
1.50% due 07/01/18[1]	1,566,000	1,671,705
Allscripts Healthcare Solutions, Inc.
1.25% due 07/01/20	1,500,000	1,590,000
ServiceNow, Inc.
0.00% due 11/01/18[1,5]	1,321,000	1,564,559
ON Semiconductor Corp.
1.00% due 12/01/20[1]	1,650,000	1,557,188
NVIDIA Corp.
1.00% due 12/01/18[1]	513,000	1,453,393
Red Hat, Inc.
0.25% due 10/01/19[1]	1,086,000	1,337,816
Synchronoss Technologies, Inc.
0.75% due 08/15/19[1]	1,284,000	1,337,768
United Microelectronics Corp.
0.00% due 05/18/20[1,5]	1,400,000	1,300,320
Brocade Communications Systems, Inc.
1.38% due 01/01/20[1]	1,300,000	1,286,188
Capgemini SA
0.00% due 01/01/19[1,5]	13,000 EUR	1,277,243
Proofpoint, Inc.
0.75% due 06/15/20[1]	876,000	1,034,228
Salesforce.com, Inc.
0.25% due 04/01/18	753,000	991,607
BroadSoft, Inc.
1.00% due 09/01/22[1,4]	730,000	952,650
Citrix Systems, Inc.
0.50% due 04/15/19[1]	782,000	920,316
Electronics For Imaging, Inc.
0.75% due 09/01/19	805,000	866,884
Verint Systems, Inc.
1.50% due 06/01/21[1]	874,000	824,838

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 75.6% (continued)
Technology - 16.9% (continued)
Micron Technology, Inc.
3.00% due 11/15/43[1]	957,000	$776,366
Cypress Semiconductor Corp.
4.50% due 01/15/22[4]	672,000	751,380
Total Technology		35,988,512
Financial - 15.3%
Element Financial Corp.
4.25% due 06/30/20[4]	4,167,000 CAD	3,227,384
5.13% due 06/30/19[1,4]	2,696,000 CAD	2,305,157
Azimut Holding SpA
2.13% due 11/25/20[1]	2,200,000 EUR	2,525,346
Starwood Property Trust, Inc.
4.55% due 03/01/18[1]	1,150,000	1,231,219
4.00% due 01/15/19[1]	964,000	1,050,760
British Land White 2015 Ltd.
0.00% due 06/09/20[5]	1,400,000 GBP	1,748,183
Colony Capital, Inc.
3.88% due 01/15/21[1]	1,741,000	1,702,915
Aurelius SE
1.00% due 12/01/20[1]	1,200,000 EUR	1,616,990
Air Lease Corp.
3.88% due 12/01/18[1]	1,177,000	1,476,399
Conwert Immobilien Invest SE
4.50% due 09/06/18[1]	900,000 EUR	1,343,075
Magyar Nemzeti Vagyonkezelo Zrt
3.38% due 04/02/19[1]	1,000,000 EUR	1,279,726
AYC Finance Ltd.
0.50% due 05/02/19[1]	1,100,000	1,199,000
Swiss Life Holding AG
0.00% due 12/02/20[1,5]	975,000 CHF	1,160,678
Beni Stabili SpA
2.63% due 04/17/19[1]	900,000 EUR	1,129,008
Hansteen Jersey Securities Ltd.
4.00% due 07/15/18	800,000 EUR	1,117,356
MGIC Investment Corp.
2.00% due 04/01/20	861,000	1,043,963
Haitong International Securities Group, Ltd.
1.25% due 11/04/19[1]	7,000,000 HKD	954,757
Deutsche Wohnen AG
0.88% due 09/08/21[1]	500,000 EUR	919,342
Extra Space Storage, LP
3.13% due 10/01/35[1,4]	778,000	857,745
IMMOFINANZ AG
4.25% due 03/08/18	170,000 EUR	854,511
Fidelity National Financial, Inc.
4.25% due 08/15/18[1]	407,000	843,508
British Land Co. plc
1.50% due 09/10/17	500,000 GBP	720,277
Unite Jersey Issuer Ltd.
2.50% due 10/10/18[1]	400,000 GBP	699,539
Nexity S.A.
0.13% due 01/01/23	547,707 EUR	643,638
LEG Immobilien AG
0.50% due 07/01/21	300,000 EUR	552,695

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 75.6% (continued)
Financial - 15.3% (continued)
PRA Group, Inc.
3.00% due 08/01/20	273,000	$228,467
Total Financial		32,431,638
Communications - 11.1%
Ciena Corp.
3.75% due 10/15/18[1,4]	2,500,000	2,981,250
4.00% due 12/15/20[1]	714,000	912,135
Twitter, Inc.
0.25% due 09/15/19[1]	1,900,000	1,763,438
1.00% due 09/15/21	1,000,000	903,125
FireEye, Inc.
1.00% due 06/01/35[1]	2,827,000	2,641,478
Telecom Italia Finance S.A.
6.13% due 11/15/16[1]	1,800,000 EUR	2,019,393
LinkedIn Corp.
0.50% due 11/01/19[1]	2,000,000	1,990,000
Priceline Group, Inc.
0.35% due 06/15/20[1]	1,596,000	1,943,130
Ctrip.com International Ltd.
1.00% due 07/01/20[1]	925,000	1,007,094
1.25% due 10/15/18	555,000	701,728
Telefonica S.A.
6.00% due 07/24/17[1]	1,500,000 EUR	1,495,380
Liberty Media Corp.
1.38% due 10/15/23[1]	1,394,000	1,486,353
WebMD Health Corp.
2.63% due 06/15/23[4]	1,209,000	1,227,135
Inmarsat plc
1.75% due 11/16/17	700,000	936,250
American Movil BV
5.50% due 09/17/18[1]	800,000 EUR	815,741
Vodafone Group PLC
1.50% due 08/25/17[1]	500,000 GBP	730,899
Total Communications		23,554,529
Consumer, Non-cyclical - 10.9%
Wright Medical Group, Inc.
2.00% due 02/15/20[1]	2,560,000	2,599,999
Hologic, Inc.
0.00% due 12/15/43[1,5,6]	900,000	1,110,375
2.00% due 03/01/42[7,8]	763,000	1,038,634
Molina Healthcare, Inc.
1.63% due 08/15/44[1]	1,492,000	1,743,775
Invacare Corp.
5.00% due 02/15/21[4]	1,750,000	1,729,218
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1]	1,214,000	1,611,585
Euronet Worldwide, Inc.
1.50% due 10/01/44[1]	1,285,000	1,578,141
HealthSouth Corp.
2.00% due 12/01/43[1]	1,213,000	1,487,441
Ablynx N.V.
3.25% due 05/27/20[1]	900,000 EUR	1,190,601
Qiagen N.V.
0.88% due 03/19/21[1]	1,000,000	1,145,250
Horizon Pharma Investment Ltd.
2.50% due 03/15/22[1]	1,035,000	1,029,178

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 75.6% (continued)
Consumer, Non-cyclical - 10.9% (continued)
NuVasive, Inc.
2.25% due 03/15/21[4]	826,000	$1,012,883
DP World Ltd.
1.75% due 06/19/24[1]	1,000,000	985,000
J Sainsbury plc
1.25% due 11/21/19	700,000 GBP	932,922
Herbalife Ltd.
2.00% due 08/15/19[1]	804,000	835,662
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21[1]	1,057,000	830,406
Jazz Investments I Ltd.
1.88% due 08/15/21[1]	580,000	636,550
Terumo Corp.
0.00% due 12/06/21[5]	50,000,000 JPY	629,360
Wright Medical Group N.V.
2.25% due 11/15/21[4]	503,000	612,403
Macquarie Infrastructure Company LLC
2.88% due 07/15/19[1]	402,000	467,074
Total Consumer, Non-cyclical		23,206,457
Consumer, Cyclical - 9.1%
Steinhoff Finance Holdings GmbH
4.00% due 01/30/21[1]	900,000 EUR	1,566,501
1.25% due 08/11/22[1]	900,000 EUR	1,042,154
Sonae Investments B.V.
1.63% due 06/11/19	2,100,000 EUR	2,198,033
International Consolidated Airlines Group S.A.
0.25% due 11/17/20	1,700,000 EUR	1,714,726
CalAtlantic Group, Inc.
0.25% due 06/01/19[1]	1,625,000	1,532,578
HIS Co. Ltd.
0.00% due 08/30/19[5]	150,000,000 JPY	1,496,560
Restoration Hardware Holdings, Inc.
0.00% due 06/15/19[1,4,5]	1,702,000	1,457,338
Standard Pacific Corp.
1.25% due 08/01/32[1]	1,244,000	1,338,855
LVMH Moet Hennessy Louis Vuitton SE
0.00% due 02/16/21[1,5]	5,000	1,288,500
Iida Group Holdings Co. Ltd
0.00% due 06/18/20[5]	120,000,000 JPY	1,263,990
Shenzhou International Group Holdings Ltd.
0.50% due 06/18/19[1]	8,000,000 HKD	1,237,121
Resorttrust, Inc.
0.00% due 12/01/21[1,5]	110,000,000 JPY	1,141,752
NHK Spring Co. Ltd.
0.00% due 09/20/19[1,5]	800,000	801,400
Asics Corp.
0.00% due 03/01/19[5]	70,000,000 JPY	733,400

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 75.6% (continued)
Consumer, Cyclical - 9.1% (continued)
Valeo S.A.
0.00% due 06/16/21[5]	600,000	$617,850
Total Consumer, Cyclical		19,430,758
Industrial - 6.8%
Cemex SAB de CV
3.72% due 03/15/20	1,933,000	1,981,325
Deutsche Post AG
0.60% due 12/06/19[1]	1,000,000 EUR	1,530,996
OSG Corp.
0.00% due 04/04/22[1,5]	100,000,000 JPY	1,145,777
China Railway Construction Corporation Ltd.
0.00% due 01/29/21[5]	1,000,000	1,139,750
Implenia AG
0.50% due 06/30/22[1]	1,020,000 CHF	1,128,233
MISUMI Group, Inc.
0.00% due 10/22/18[1,5]	700,000	1,059,275
Dycom Industries, Inc.
0.75% due 09/15/21[1,4]	852,000	1,006,958
Safran S.A.
0.00% due 12/31/20[5]	921,060 EUR	965,345
Shimizu Corp.
0.00% due 10/16/20[5]	80,000,000 JPY	857,686
BW Group Ltd.
1.75% due 09/10/19	1,000,000	842,500
Siemens Financieringsmaatschappij N.V.
1.65% due 08/16/19[1]	750,000	840,128
Ebara Corp.
0.00% due 03/19/18[1,5]	62,000,000 JPY	755,452
Larsen & Toubro Ltd.
0.68% due 10/22/19	700,000	695,275
MTU Aero Engines AG
0.13% due 05/17/23	500,000 EUR	584,929
Total Industrial		14,533,629
Energy - 2.3%
Weatherford International Ltd.
5.88% due 07/01/21[1]	2,942,000	3,276,653
Technip S.A.
0.88% due 01/25/21	700,000 EUR	940,426
RAG-Stiftung
0.00% due 02/18/21[5]	500,000 EUR	607,182
Total Energy		4,824,261
Basic Materials - 1.9%
OCI NV
3.88% due 09/25/18	2,000,000 EUR	1,997,195
Toray Industries, Inc.
0.00% due 08/30/19[1,5]	90,000,000 JPY	1,038,445
B2Gold Corp.
3.25% due 10/01/18[1]	847,000	903,114
Total Basic Materials		3,938,754
Utilities - 1.3%
CenterPoint Energy, Inc.
4.18% due 09/15/29[1,7]	29,090	1,583,587
ENN Energy Holdings Ltd.
0.00% due 02/26/18[5]	750,000	774,375

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 75.6% (continued)
Utilities - 1.3% (continued)
NRG Yield, Inc.
3.25% due 06/01/20[4]	500,000	$485,000
Total Utilities		2,842,962
Total Convertible Bonds
(Cost $156,434,204)		160,751,500
CORPORATE BONDS†† - 61.9%
Consumer, Non-cyclical - 14.3%
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/25[1,4]	4,536,000	3,776,220
Tenet Healthcare Corp.
6.00% due 10/01/20[1]	1,750,000	1,859,287
8.13% due 04/01/22[1]	605,000	627,688
4.50% due 04/01/21[1]	474,000	478,740
United Rentals North America, Inc.
6.13% due 06/15/23[1]	1,500,000	1,577,812
5.50% due 07/15/25[1]	1,085,000	1,119,460
HCA, Inc.
5.00% due 03/15/24[1]	1,400,000	1,473,500
7.50% due 02/15/22	1,050,000	1,194,375
CHS/Community Health Systems, Inc.
6.88% due 02/01/22[1]	1,997,000	1,727,405
5.13% due 08/01/21[1]	900,000	900,000
HealthSouth Corp.
5.75% due 09/15/25[1]	1,628,000	1,689,245
Concordia International Corp.
9.50% due 10/21/22[4]	1,085,000	995,488
7.00% due 04/15/23[4]	452,000	375,160
Cenveo Corp.
8.50% due 09/15/22[4]	1,240,000	849,400
11.50% due 05/15/17	507,000	505,733
Quorum Health Corp.
11.63% due 04/15/23[4]	1,248,000	1,272,960
BioMarin Pharmaceutical, Inc.
0.75% due 10/15/18	970,000	1,237,962
Horizon Pharma, Inc.
6.63% due 05/01/23[1]	1,162,000	1,132,950
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,4]	1,000,000	1,080,000
Sotheby's
5.25% due 10/01/22[1,4]	1,033,000	986,515
Cott Corp.
5.50% due 07/01/24[4]	676,000 EUR	801,766
Ahern Rentals, Inc.
7.38% due 05/15/23[4]	1,109,000	787,390
Molina Healthcare, Inc.
5.38% due 11/15/22[1,4]	620,000	635,500
Greatbatch Ltd.
9.13% due 11/01/23[4]	605,000	620,125
Revlon Consumer Products Corp.
5.75% due 02/15/21[1]	605,000	617,100
Endo Limited / Endo Finance LLC / Endo Finco, Inc.
6.50% due 02/01/25[1,4]	600,000	520,500

	Face
	Amount~	Value
CORPORATE BONDS†† - 61.9% (continued)
Consumer, Non-cyclical - 14.3% (continued)
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	469,000	$510,038
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	471,000	454,515
FAGE International S.A./ FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[4]	320,000	327,600
Revlon Escrow Corp.
6.25% due 08/01/24[4]	304,000	308,560
Total Consumer, Non-cyclical		30,442,994
Communications - 8.9%
Frontier Communications Corp.
11.00% due 09/15/25[1]	2,149,000	2,302,117
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	1,250,000	1,304,687
5.88% due 04/01/24[1,4]	605,000	647,350
DISH DBS Corp.
6.75% due 06/01/21[1]	1,200,000	1,278,000
5.88% due 11/15/24[1]	605,000	586,094
SFR Group S.A.
6.25% due 05/15/24[1,4]	1,121,000	1,079,663
7.38% due 05/01/26[1,4]	569,000	569,000
Sprint Communications, Inc.
7.00% due 03/01/20[1,4]	1,545,000	1,647,356
CenturyLink, Inc.
6.75% due 12/01/23[1]	1,543,000	1,610,506
West Corp.
5.38% due 07/15/22[1,4]	1,395,000	1,306,069
EarthLink Holdings Corp.
7.38% due 06/01/20[1]	1,217,000	1,277,850
Sirius XM Radio, Inc.
5.75% due 08/01/21[4]	1,050,000	1,098,580
AMC Networks, Inc.
4.75% due 12/15/22	1,000,000	1,028,750
ViaSat, Inc.
6.88% due 06/15/20[1]	662,000	684,409
Radio One, Inc.
7.38% due 04/15/22[1,4]	680,000	681,700
Tribune Media Co.
5.88% due 07/15/22[1]	605,000	620,125
Windstream Services LLC
7.50% due 06/01/22	605,000	559,625
GCI, Inc.
6.88% due 04/15/25[1]	372,000	387,810
Telesat Canada / Telesat LLC
6.00% due 05/15/17[1,4]	350,000	350,000
Total Communications		19,019,691
Energy - 8.6%
Cimarex Energy Co.
4.38% due 06/01/24[1]	1,360,000	1,423,467
CONSOL Energy, Inc.
8.00% due 04/01/23[1]	1,472,000	1,420,480
PBF Holding Company LLC / PBF Finance Corp.
7.00% due 11/15/23[1,4]	1,212,000	1,158,975

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Face
	Amount~	Value
CORPORATE BONDS†† - 61.9% (continued)
Energy - 8.6% (continued)
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.00% due 05/15/23[1]	1,157,000	$1,157,000
Sabine Pass Liquefaction LLC
6.25% due 03/15/22[1]	1,085,000	1,140,606
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22[1]	1,085,000	1,113,212
Parsley Energy LLC / Parsley Finance Corp.
6.25% due 06/01/24[1,4]	1,059,000	1,068,266
Western Refining, Inc.
6.25% due 04/01/21[1]	1,071,000	1,001,385
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.38% due 05/01/24[1]	908,000	961,917
Sunoco Limited Partnership / Sunoco Finance Corp.
6.38% due 04/01/23[1,4]	930,000	950,925
Marathon Oil Corp.
3.85% due 06/01/25[1]	1,008,000	916,388
Concho Resources, Inc.
5.50% due 04/01/23[1]	908,000	901,190
Oasis Petroleum, Inc.
6.50% due 11/01/21	907,000	766,415
Kerr-McGee Corp.
6.95% due 07/01/24[1]	620,000	728,044
Western Refining Logistics Limited Partnership / WNRL Finance Corp.
7.50% due 02/15/23[1]	726,000	724,185
SESI LLC
6.38% due 05/01/19[1]	730,000	708,100
Continental Resources, Inc.
5.00% due 09/15/22[1]	629,000	591,260
Hess Corp.
3.50% due 07/15/24[1]	610,000	587,993
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
7.63% due 01/15/22	676,000	492,635
Murphy Oil Corp.
4.70% due 12/01/22[1]	393,000	355,142
Southwestern Energy Co.
7.50% due 02/01/18	120,000	126,480
Total Energy		18,294,065
Basic Materials - 7.7%
Celanese US Holdings LLC
5.88% due 06/15/21[1]	1,516,000	1,730,134
4.63% due 11/15/22[1]	1,085,000	1,177,225
NOVA Chemicals Corp.
5.25% due 08/01/23[1,4]	1,514,000	1,566,990
INEOS Group Holdings S.A.
5.88% due 02/15/19[1,4]	1,500,000	1,546,875
Commercial Metals Co.
4.88% due 05/15/23[1]	1,156,000	1,138,660

	Face
	Amount~	Value
CORPORATE BONDS†† - 61.9% (continued)
Basic Materials - 7.7% (continued)
Steel Dynamics, Inc.
5.50% due 10/01/24[1]	1,060,000	$1,126,250
St. Barbara Ltd.
8.88% due 04/15/18[4]	930,000	960,225
FMG Resources August 2006 Pty Ltd.
9.75% due 03/01/22[1,4]	837,000	941,625
First Quantum Minerals Ltd.
7.00% due 02/15/21[4]	1,009,000	905,376
Blue Cube Spinco, Inc.
10.00% due 10/15/25[1,4]	773,000	887,018
Novasep Holding SAS
8.00% due 12/15/16[4]	912,000	843,600
Resolute Forest Products, Inc.
5.88% due 05/15/23[1]	908,000	749,100
Compass Minerals International, Inc.
4.88% due 07/15/24[1,4]	775,000	747,875
TPC Group, Inc.
8.75% due 12/15/20[1,4]	908,000	726,400
Tronox Finance LLC
7.50% due 03/15/22[4]	852,000	680,535
Sappi Papier Holding GmbH
4.00% due 04/01/23[1,4]	507,000 EUR	594,096
Kaiser Aluminum Corp.
5.88% due 05/15/24[4]	152,000	159,980
Total Basic Materials		16,481,964
Consumer, Cyclical - 6.8%
Air France KLM S.A.
6.25%[1,2,9]	3,000,000 EUR	3,256,205
VWR Funding, Inc.
4.63% due 04/15/22[4]	1,100,000 EUR	1,274,543
First Cash Financial Services, Inc.
6.75% due 04/01/21[1]	1,076,000	1,113,660
Allegiant Travel Co.
5.50% due 07/15/19	950,000	999,875
Rite Aid Corp.
6.13% due 04/01/23[4]	908,000	967,020
GameStop Corp.
6.75% due 03/15/21[4]	900,000	911,250
Brookfield Residential Properties, Inc.
6.38% due 05/15/25[1,4]	930,000	902,100
Guitar Center, Inc.
9.63% due 04/15/20[4]	1,150,000	859,625
Scientific Games International, Inc.
10.00% due 12/01/22	926,000	827,613
Global Partners Limited Partnership / GLP Finance Corp.
6.25% due 07/15/22[1]	825,000	709,500
Speedway Motorsports, Inc.
5.13% due 02/01/23[1]	660,000	678,150
MGM Resorts International
7.75% due 03/15/22[1]	518,000	598,502

Advent Claymore Convertible Securities and Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

	Face
	Amount	Value
CORPORATE BONDS†† - 61.9% (continued)
Consumer, Cyclical - 6.8% (continued)
L Brands, Inc.
5.63% due 02/15/22[1]	473,000	$522,074
Travelex Financing plc
8.00% due 08/01/18[1,4]	375,000 GBP	510,833
Neiman Marcus Group Limited LLC
8.75% due 10/15/21[4,10]	303,000	240,885
Total Consumer, Cyclical		14,371,835
Industrial - 6.7%
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,4]	2,225,000	1,724,375
MasTec, Inc.
4.88% due 03/15/23[1]	1,620,000	1,559,250
TransDigm, Inc.
6.50% due 07/15/24	1,318,000	1,375,570
Eletson Holdings, Inc.
9.63% due 01/15/22[1,4]	1,640,000	1,270,999
Cleaver-Brooks, Inc.
8.75% due 12/15/19[1,4]	1,162,000	1,202,670
Energizer Holdings, Inc.
5.50% due 06/15/25[1,4]	1,155,000	1,182,408
Boise Cascade Co.
6.38% due 11/01/20[1]	1,070,000	1,102,100
KLX, Inc.
5.88% due 12/01/22[1,4]	1,075,000	1,093,813
Shape Technologies Group, Inc.
7.63% due 02/01/20[1,4]	910,000	909,436
Builders FirstSource, Inc.
10.75% due 08/15/23[4]	605,000	674,575
Masco Corp.
4.45% due 04/01/25[1]	629,000	671,458
Navios Maritime Holdings Incorporated / Navios Maritime Finance II US Inc.
7.38% due 01/15/22[1,4]	1,230,000	604,238
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[4]	228,000	235,410
7.00% due 07/15/24[4]	76,000	80,465
Bombardier, Inc.
6.13% due 01/15/23[1,4]	333,000	290,782
Manitowoc Foodservice, Inc.
9.50% due 02/15/24[4]	152,000	173,090
Total Industrial		14,150,639
Financial - 6.7%
Synovus Financial Corp.
7.88% due 02/15/19[1]	2,102,000	2,351,613
Ally Financial, Inc.
8.00% due 03/15/20[1]	1,300,000	1,495,000
5.13% due 09/30/24	510,000	544,425

	Face
	Amount~	Value
CORPORATE BONDS†† - 61.9% (continued)
Financial - 6.7% (continued)
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[1,4]	1,619,000	$1,663,522
E*TRADE Financial Corp.
4.63% due 09/15/23[1]	1,344,000	1,397,760
Credit Acceptance Corp.
7.38% due 03/15/23[1]	1,321,000	1,327,605
Corrections Corporation of America
4.63% due 05/01/23[1]	1,297,000	1,322,940
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19[1]	930,000	963,713
CIT Group, Inc.
5.00% due 05/15/17[1]	836,000	855,002
Navient Corp.
6.00% due 01/25/17[1]	836,000	852,056
Equinix, Inc.
5.75% due 01/01/25[1]	730,000	779,275
Radian Group, Inc.
7.00% due 03/15/21[1]	531,000	589,410
Total Financial		14,142,321
Technology - 2.2%
Qorvo, Inc.
7.00% due 12/01/25[1,4]	2,080,000	2,264,599
Western Digital Corp.
10.50% due 04/01/24[1,4]	1,166,000	1,316,123
First Data Corp.
5.38% due 08/15/23[1,4]	660,000	679,800
Diamond 1 Finance Corp / Diamond 2 Finance Corp
7.13% due 06/15/24[1,4]	303,000	326,412
Total Technology		4,586,934
Total Corporate Bonds
(Cost $129,427,890)		131,490,443
SENIOR FLOATING RATE INTERESTS††,9 - 0.9%
Consumer, Non-cyclical - 0.6%
Sprint Industrial Holdings LLC
11.25% due 05/14/19	1,000,000	714,999
Caraustar Industries, Inc.
8.00% due 05/01/19	523,668	525,305
Total Consumer, Non-cyclical		1,240,304
Basic Materials - 0.3%
Fortescue Resources August 2006 Pty Ltd.
4.25% due 06/30/19	740,787	727,071
Total Senior Floating Rate Interests
(Cost $2,117,808)		1,967,375
Total Investments - 169.1%
(Cost $354,578,437)		$359,381,673
Other Assets & Liabilities, net - (69.1)%		(146,842,373)
Total Net Assets - 100.0%		$212,539,300

*	Non-income producing security.
~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.

Other Information (unaudited)

1
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of July 31, 2016, the total value of the positions segregated was $232,657,931.

2	Perpetual maturity.
3	Rate indicated is the 7-day yield as of July 31, 2016.
4
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $76,874,426 (cost $76,976,371), or 36.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

5	Zero coupon rate security.
6	Security is an accreting bond until December 15, 2017 with a 4.00% principal accretion rate, and then accretes at a 2.00% principal accretion rate until maturity.
7	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
8	Security becomes an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.
9	Variable rate security. Rate indicated is rate effective at July 31, 2016.
10	Security is a pay in-kind bond.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2016 (See Note 1 in the Notes to Schedule of Investments):

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$18,374,322	$—	$—	$18,374,322
Convertible Preferred Stocks	25,424,674	—	—	25,424,674
Short Term Investments	21,373,359	—	—	21,373,359
Convertible Bonds	—	160,751,500	—	160,751,500
Corporate Bonds	—	131,490,443	—	131,490,443
Senior Floating Rate Interests	—	1,967,375	—	1,967,375
Forward Foreign Currency Exchange Contracts	—	739,566	—	739,566
Total Assets	$65,172,355	$294,948,884	$—	$360,121,239

Liabilities
Forward Foreign Currency Exchange Contracts	$—	$474,506	$—	$474,506
Credit Default Swaps	—	388,976	—	388,976
Total	$—	$863,482	$—	$863,482

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund did not hold any Level 3 securities during the period ended July 31, 2016.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of July 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2016

For information on the Advent Claymore Convertible Securities and Income Fund II’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Note 1 – Accounting Policies:
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The following is a summary of significant accounting policies followed by the Fund.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. The value of OTC swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Forward foreign currency exchange contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value.  The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in  accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward foreign currency exchange contracts, swap contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs.  Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.

Note 2 – Federal Income Taxes:
As of July 31, 2016, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes excluding swaps, forward foreign currency exchange contracts and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$ 355,683,701	$ 15,164,746	$ (11,466,774)	$ 3,697,972	$ 115,591

Note 3 – Forward Foreign Currency Exchange Contracts:
As of July 31, 2016, the following forward foreign currency exchange contracts were outstanding:

Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value as of 7/31/2016	Net Unrealized Appreciation (Depreciation)

CAD	6,220,000
for USD	4,842,276	The Bank of New York Mellon	9/14/2016	$ 4,842,276	$ 4,770,945	$ 71,331
CAD	1,316,000
for USD	1,013,211	The Bank of New York Mellon	9/14/2016	1,013,211	1,009,415	3,796
CAD	520,000
for USD	400,442	The Bank of New York Mellon	9/14/2016	400,442	398,857	1,585
CHF	2,171,000
for USD	2,263,958	The Bank of New York Mellon	9/14/2016	2,263,958	2,252,170	11,788
CHF	980,000
for USD	1,021,962	The Bank of New York Mellon	9/14/2016	1,021,962	1,016,640	5,322
EUR	507,000
for USD	570,146	The Bank of New York Mellon	9/14/2016	570,146	568,035	2,111
EUR	680,000
for USD	753,440	The Bank of New York Mellon	9/14/2016	753,440	761,862	(8,422)
EUR	24,470,000
for USD	27,517,739	The Bank of New York Mellon	9/14/2016	27,517,739	27,415,830	101,909
EUR	100,000
for USD	112,900	The Bank of New York Mellon	9/14/2016	112,900	112,039	861
EUR	454,250
for USD	503,763	The Bank of New York Mellon	8/1/2016	503,763	507,965	(4,202)
EUR	10,535,000
for USD	11,847,134	The Bank of New York Mellon	9/14/2016	11,847,134	11,803,260	43,874
EUR	550,000
for USD	613,339	The Bank of New York Mellon	9/14/2016	613,339	616,212	(2,873)
EUR	1,350,000
for USD	1,504,102	The Bank of New York Mellon	9/14/2016	1,504,102	1,512,520	(8,418)
EUR	425,000
for USD	472,800	The Bank of New York Mellon	9/14/2016	472,800	476,164	(3,364)
EUR	1,760,000
for USD	1,957,314	The Bank of New York Mellon	9/14/2016	1,957,314	1,971,878	(14,564)
EUR	391,000
for USD	434,354	The Bank of New York Mellon	9/14/2016	434,354	438,071	(3,717)
GBP	392,000
for USD	554,731	The Bank of New York Mellon	9/14/2016	554,731	520,863	33,868
GBP	15,000
for USD	19,725	The Bank of New York Mellon	8/1/2016	19,725	19,916	(191)
GBP	1,927,000
for USD	2,726,956	The Bank of New York Mellon	9/14/2016	2,726,956	2,560,466	166,490
GBP	2,952,000
for USD	4,177,464	The Bank of New York Mellon	9/14/2016	4,177,464	3,922,416	255,048
GBP	215,000
for USD	285,262	The Bank of New York Mellon	9/14/2016	285,262	285,677	(415)
GBP	1,292,000
for USD	1,716,887	The Bank of New York Mellon	9/14/2016	1,716,887	1,716,721	166
JPY	954,000,000
for USD	9,028,961	The Bank of New York Mellon	9/14/2016	9,028,961	9,324,609	(295,648)
JPY	32,415,000
for USD	310,822	The Bank of New York Mellon	9/14/2016	310,822	316,832	(6,010)
JPY	62,000,000
for USD	596,228	The Bank of New York Mellon	9/14/2016	596,228	606,001	(9,773)
JPY	275,000,000
for USD	2,602,688	The Bank of New York Mellon	9/14/2016	2,602,688	2,687,911	(85,223)
TWD	41,500,000
for USD	1,278,497	The Bank of New York Mellon	9/14/2016	1,278,497	1,301,094	(22,597)
						232,732

Contracts to Buy		Counterparty	Settlement Date	Settlement Value	Value as of 7/31/2016	Net Unrealized Appreciation (Depreciation)

CAD	250,000
for USD	190,871	The Bank of New York Mellon	9/14/2016	$ 190,871	$ 191,758	$ 887
CAD	800,000
for USD	616,064	The Bank of New York Mellon	9/14/2016	616,064	613,626	(2,438)
EUR	475,000
for USD	531,762	The Bank of New York Mellon	9/14/2016	531,762	532,183	421
EUR	500,000
for USD	558,100	The Bank of New York Mellon	9/14/2016	558,100	560,193	2,093
EUR	1,600,000
for USD	1,779,376	The Bank of New York Mellon	9/14/2016	1,779,376	1,792,617	13,241
EUR	250,000
for USD	276,568	The Bank of New York Mellon	9/14/2016	276,568	280,096	3,528
EUR	372,000
for USD	409,022	The Bank of New York Mellon	9/14/2016	409,022	416,783	7,761
EUR	170,000
for USD	189,004	The Bank of New York Mellon	9/14/2016	189,004	190,465	1,461
GBP	110,000
for USD	146,174	The Bank of New York Mellon	9/14/2016	146,174	146,160	(14)
GBP	220,000
for USD	288,040	The Bank of New York Mellon	9/14/2016	288,040	292,321	4,281
JPY	167,000,000
for USD	1,632,134	The Bank of New York Mellon	9/14/2016	1,632,134	1,632,295	161
JPY	78,000,000
for USD	769,026	The Bank of New York Mellon	9/14/2016	769,026	762,389	(6,637)
JPY	23,000,000
for USD	217,224	The Bank of New York Mellon	9/14/2016	217,224	224,807	7,583
						32,328

		Total unrealized appreciation on forward foreign currency exchange contracts				$ 265,060

Note 4 – Swap Agreements:

As of July 31, 2016, the following credit default swap agreements were outstanding:

Reference Entity	Counterparty	Buy/Sell Protection	Protection Premium Rate	Maturity Date	Notional Principal ($000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX NA HY Series 26	JP Morgan Chase Bank, NA	Buy	5.00%	06/20/2021	$ 9,405	$ (388,976)	$ (236,242)	$ (152,734)

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund II

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 27, 2016

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	September 27, 2016